Filed with the U.S. Securities and Exchange Commission on October 13, 2022
Registration No. 333-267333

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

Registration under the Securities Act of 1933	☒

Pre-Effective Amendment No. 2	☒

Post-Effective Amendment No. __	[ ]

Trust for Advised Portfolios
Trust for Advised Portfolios
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(626) 914-7385
(Registrant’s Telephone Numbers, Including Area Code)
The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Russell B. Simon, President Trust for Advised Portfolios c/o U.S. Bank Global Fund Services 777 East Wisconsin Avenue, 10th Floor Milwaukee, Wisconsin 53202	Christopher D. Menconi, Esquire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, D.C. 20004

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The Registrant hereby amends the Registration Statement to delay its effective date until the Registrant shall file a further amendment that specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.
EXPLANATORY NOTE
This Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-14 (File No. 333-267333) consists of the following:

Cover Sheet

Contents of the Registration Statement

1.    Part A—The Information Statement/Prospectus as filed on October 11, 2022 is incorporated herein by reference.

2.    Part B—The Statement of Additional Information as filed on October 11, 2022 is incorporated herein by reference.

3.    Part C—Other Information.

Signature Page

Exhibits—The filing is being made solely for the purpose of adding Exhibit 11(b) to the Registrant's Registration Statement on Form N-14 (File No. 333-267333).

PART C
Other Information
Item 15. Indemnification

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 16. Exhibits

(1)	(a) Certificate of Trust dated August 28, 2003 was previously filed with the Trust’s Registration Statement on Form N-1A on August 29, 2003 and is incorporated herein by reference.
(b) Certificate of Amendment to Certificate of Trust dated June 1, 2005 was previously filed with the Trust’s Registration Statement on Form N-1A on June 24, 2005 and is incorporated herein by reference.
(c)
Certificate of Amendment to Certificate of Trust dated December 1, 2011 was previously filed with the Trust’s Registration Statement on Form N-1A on January 30, 2013 and is incorporated herein by reference.

(d)
Certificate of Amendment to Certificate of Trust dated January 31, 2013 was previously filed with the Trust’s Registration Statement on Form N-1A on November 26, 2014 and is incorporated herein by reference.

(e)
Certificate of Amendment to Certificate of Trust dated January 13, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on September 29, 2015 and is incorporated herein by reference.

(f) Agreement and Declaration of Trust dated August 26, 2003 was previously filed with the Trust’s Registration Statement on Form N-1A on August 29, 2003 and is incorporated herein by reference.
(g)
Amended and Restated Agreement and Declaration of Trust dated February 4, 2022 was previously filed with the Trust’s Registration Statement on Form N-14 on September 8, 2022 and is incorporated herein by reference.

(2)	Amended and Restated Bylaws dated August 14, 2020 as previously filed with the Trust’s Registration Statement on Form N-1A on October 28, 2020 and is incorporated herein by reference.
(3)	Voting Trust Agreements - Not Applicable.
(4)	Form of Agreement and Plan of Conversion - was previously filed with the Registrant's Registration Statement on Form N-14 on September 8, 2022 and is incorporated herein by reference.
(5)	Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and Amended and Restated Bylaws.
(6)
Form of Investment Advisory Agreement between the Trust, on behalf of Soundwatch Hedged Equity ETF and Soundwatch Covered Call ETF, and Soundwatch Capital, LLC was previously filed with the Trust’s Registration Statement on Form N-14 on September 8, 2022 and is incorporated herein by reference.

(7)	ETF Distribution Agreement dated August 10, 2020 was previously filed with the Registrant's Registration Statement on Form N-1A on August 18, 2020 and is incorporated herein by reference.
(a)
Form of First Amendment to ETF Distribution Agreement dated September 30, 2021 was previously filed with the Trust’s Registration Statement on Form N-14 on September 8, 2022 and is incorporated herein by reference.

(8)	Bonus or Profit Sharing Contracts - not applicable.
(9)	Custody Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(a) Form of Amendment to Custody Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-14 on September 8, 2022 and is incorporated herein by reference.
(10)	Rule l2b-1plan - not applicable.
(11)	(a) Legal Opinion of Shares dated September 8, 2022 was previously filed with the Trust’s Registration Statement on Form N-14 on September 8, 2022 and is incorporated herein by reference.
(b) Consent to the use of name - filed herewith.
(12)	Form of Tax Opinion - previously filed with the Trust’s Registration Statement on Form N-14 on September 8, 2022 and is incorporated herein by reference.
(13)	Material Contracts of the Registrant
(a) Fund Administration Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(a) (i)
Form of Amendment to Fund Administration Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-14 on September 8, 2022 and is incorporated herein by reference.

(b) Fund Accounting Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(i)
Form of Amendment to Fund Accounting Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-14 on September 8, 2022 and is incorporated herein by reference.

(c) Transfer Agent Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(i)
Form of Amendment to Transfer Agent Agreement dated July 30, 2020 was previously filed with the Trust’s Registration Statement on Form N-14 on September 8, 2022 and is incorporated herein by reference.

(14)	Consent of Independent Registered Public Accounting Firm - was previously filed with the Registrant's Registration Statement on Form N-14 on October 11, 2022 and is incorporated herein by reference.
(15)	Omitted Financial Statements - not applicable.
(16)
Power of Attorney for Harry E. Resis, Brian S. Ferrie, Wan-Chong Kung, and Christopher E. Kashmerick dated October 5, 2022 - was previously filed with the Registrant's Registration Statement on Form N-14 on October 11, 2022 and is incorporated herein by reference.

(17)	Additional exhibits - not applicable.
(18)	Type and class of securities being registered - not applicable.

Item 17. Undertakings
(1)    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)    The undersigned Registrant will cause to be filed a final opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus immediately following the closing of the transactions.

SIGNATURES

As required by the Securities Act of 1933, this Pre‑Effective Amendment No. 2 to the registration statement has been signed on behalf of the registrant, in the City of Milwaukee and State of Wisconsin, on the 13th day of October, 2022.

Trust for Advised Portfolios

By: /s/ Russell B.Simon
Russell B.Simon
President and Principal Executive Officer

As required by the Securities Act of 1933, this Pre‑Effective Amendment No. 2 to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Harry E. Resis*	Trustee	October 13, 2022
Harry E. Resis

Brian S. Ferrie*	Trustee	October 13, 2022
Brian S. Ferrie

Wan-Chong Kung*	Trustee	October 13, 2022
Wan-Chong Kung

Christopher E. Kashmerick*	Trustee	October 13, 2022
Christopher E. Kashmerick

/s/ Russell B. Simon	President and Principal Executive Officer	October 13, 2022
Russell B. Simon

/s/ Eric T. McCormick	Treasurer and Principal Financial Officer (principal accounting officer)	October 13, 2022
Eric T. McCormick

*By: /s/ Russell B. Simon		October 13, 2022
Russell B. Simon Attorney-In Fact pursuant to Power of Attorney